7. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2013 ....................................	$ 8,567,940	$ 29,724,487
2014 ....................................	9,687,118	8,685,172
2015 ....................................	11,660,446	3,107,054
2016 ....................................	13,002,472	1,401,263
	$ 42,917,976	$ 42,917,976